Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Details of information relating to lease
Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
ROU assets	554,061	433,617
Operating lease liabilities—current	80,868	57,224
Operating lease liabilities—non-current	689,259	591,995
Weighted-average remaining lease term	9.99	10.40
Weight-average discount rate	4.89%	4.89%

Details of component of lease cost
The components of lease costs of these operating leases for the years ended December 31, 2023 and 2024 are as follow:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Operating lease cost for fixed payments	147,260	102,472
Short-term lease costs	61,487	75,356
Variable lease costs	52,442	49,540

Total Lease costs	261,189	227,368

Summary of supplemental cash flow information
The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	165,828	109,552

Summary of Maturities of lease liabilities
The following table provides the maturities of lease liabilities on December 31, 2024:

Maturities of lease liabilities on December 31, 2024	Operating leases
2025	86,876
2026	70,340
2027	63,502
2028	78,147
2029	81,141
2030 and thereafter	465,432

Total future undiscounted lease payments	845,438
Less: imputed interest	196,219

Total present value of lease liabilities	649,219